Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2013
Summary of Investments Other Than Investments in Related Parties

LINCOLN BENEFIT LIFE COMPANY

SCHEDULE I—SUMMARY OF INVESTMENTS

OTHER THAN INVESTMENTS IN RELATED PARTIES

DECEMBER 31, 2013

($ in thousands)	Amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$70,790	$73,846	$73,846
States, municipalities and political subdivisions	2,499	2,769	2,769
Foreign governments	4,999	5,164	5,164
Public utilities	14,960	15,994	15,994
All other corporate bonds	175,226	175,983	175,983
Residential mortgage-backed securities	13,866	14,450	14,450
Commercial mortgage-backed securities	2,588	2,676	2,676

Total fixed maturities	284,928	290,882	290,882
Short-term investments	55,959	55,959	55,959

Total investments	$340,887	$346,841	$346,841